Operating Segment and Geographical Information (Tables)	12 Months Ended
Dec. 31, 2023
Operating Segment and Geographical Information
Schedule of the Group's identifiable assets other than acquired intangible asset and liabilities by business operations

	December 31,	December 31,
	2022	2023
	HK$	HK$
Identifiable assets
Hong Kong	95,473	100,579
United States	3,727	—

	99,200	100,579

Identifiable liabilities
Hong Kong	12,708	14,153

	12,708	14,153

Schedule of reconciliations of reportable segment assets and liabilities

	December 31,	December 31,
	2022	2023
	HK$	HK$

Assets
Current assets	99,200	100,572
Non-current financial assets	—	7
Consolidated total assets before intangible asset	99,200	100,579
Intangible asset	438	438

Consolidated total assets	99,638	101,017

Liabilities
Liabilities excluding tax liabilities	775	1,173
Tax liabilities	11,933	12,980

Consolidated total liabilities	12,708	14,153